Average Annual Total Returns{- Fidelity Low-Priced Stock K6 Fund} - 07.31 Fidelity Low-Priced Stock K6 Fund PRO-06 - Fidelity Low-Priced Stock K6 Fund	Fidelity Low-Priced Stock K6 Fund Priced Stock K6 Fund Past 1 year	Fidelity Low-Priced Stock K6 Fund Priced Stock K6 Fund Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	25.13%	9.81%	[1]	25.52%	9.00%	[1]

[1]	(a) From May 26, 2017